Prepaid expenses and other current assets (Details)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 ft²	Mar. 08, 2021 USD ($) ft²	Feb. 04, 2021 ft²	Dec. 31, 2020 USD ($)
Prepaid Expenses [Abstract]
Prepaid insurance expenses	$ 354,978				$ 383
Prepaid research expenses	494,813				0
Prepaid rent expenses	98,520				0
Other prepaid expenses	191,783				1,341
Total	1,140,094				1,724
Other Current Assets [Abstract]
VAT receivable	980,518				259,831
Withholding tax	108,350				0
Grants receivable	509,399				95,064
Purchases under receipt	274,330				24,488
Guarantees	24,234				0
Other receivables	2,835,833				115,638
Total	4,732,664				$ 495,021
Lease agreement | ft²		1,017	21,401	6,041
Design and construction expenses will be reimbursed by lessor			$ 7,700,000
Other receivables relating to the expenses reimbursable by the lessor	$ 2,600,000